Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total debt due within one year	$ 6,155		$ 7,669
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	2.40%	2.40%
Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 1,594	$ 1,163	1,600	$ 1,112
Loans | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	3.29%	3.29%
Supplier finance arrangements due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.00%	4.00%
Long-term debt | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2025	4.10%	4.10%
Trade receivables | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 2,566		2,203
Trade receivables | Loans
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,594		1,600
Trade receivables | Supplier finance arrangements due within one year
Disclosure of detailed information about borrowings [line items]
Current borrowings	70		73
Trade receivables | Long-term debt
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	1,925		3,793
Trade receivables | Commercial paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	2,550	$ 1,861	2,190	$ 1,522
Trade receivables | Finance leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 933		$ 1,088